Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $113,427 at December 31, 2017 and $108,139 at December 31, 2016, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Four loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $4,250. Four loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.
Debt Instrument Covenant Compliance	As at December 31, 2017, the Company and its wholly owned subsidiaries had thirty-two loan agreements, totaling $1,763,082. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $883 has been reclassified within current liabilities at December 31, 2017.
Cash and cash equivalents	$ 189,763	$ 187,777	$ 289,676	$ 202,107
Carrying amount	1,763,082	1,766,043
Thirty-two loan agreements
Debt Instrument [Line Items]
Carrying amount	1,763,082
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	113,427	$ 108,139
Four loan agreements
Debt Instrument [Line Items]
Held in deposit account	4,250
Certain of the loan agreements
Debt Instrument [Line Items]
Reclassification Of Long Term Debt	$ 883